DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 4—DISCONTINUED OPERATIONS

        In August of 2012, the Company closed one theatre with 20 screens located in Canada. The Company paid the landlord $7,562,000 to terminate the lease agreement. Also, the Company sold one theatre with 12 screens located in the United Kingdom in August of 2012. The proceeds received from the sale was $395,000, and is subject to working capital and other purchase price adjustments as described in the asset purchase agreement.

        In July of 2012, the Company sold six theatres with 134 screens located in Canada. The aggregate gross proceeds from the sales were approximately $1,472,000, and are subject to working capital and purchase price adjustments.

        The Company recorded gains, net of lease termination expense, on the disposition of the seven Canada theatres and the one United Kingdom theatre of approximately $39,382,000, primarily due to the write-off of long-term lease liabilities extinguished in connection with the sales and closure during the period March 30, 2012 through August 30, 2012. The Company does not have any significant continuing involvement in the operations of these theatres after the disposition. The results of operations of these theatres have been classified as discontinued operations, and information presented for all periods reflects the classification.

        The Company calculated the gain on sale and closure of its theatres in Canada and in the UK as follows during the period of March 30, 2012 through August 30, 2012:

(In thousands)	Total
(Predecessor)
Proceeds from sale of UK theatre	$395
Proceeds from sale of Canada theatres	1,472
Cash payment for closure of Canada theatre	(7,562)

Net cash payment	$(5,695)
Fixed asset write-offs	(1,885)
Recognition of cumulative translation losses in AOCI(1)	(11,069)
Legal and professional fees	(1,582)
Operating Lease Liabilities:
Deferred rent write-off	14,848
Unfavorable lease write-off	31,099
Deferred gain write-off	13,666

Gain on sale, net of lease termination expense	$39,382

(1)
Included in Consolidated Statements of Comprehensive Income (Loss) as follows:

(In thousands)	March 30, 2012 through August 30, 2012
(Predecessor)
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax	$866
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax	11,069

Total foreign currency translation adjustment, net of tax	$11,935

        The Company operated all of the Canada and UK theatres pursuant to long-term operating lease agreements with original terms of 20 years. In connection with the sales of these theatres, the buyers assumed responsibility under the operating lease agreements and the Company was relieved of its legal obligation for future payments under the lease agreements. For the theatre that was closed, the Company paid the landlord $7,562,000 to terminate its obligation under the lease at the date of closing.

        During the twelve months ended December 31, 2013, the Company received $4,666,000 for a sales price adjustment from the sale of theatres located in Canada. The sales price adjustment was related to tax attributes of the theatres sold in Canada, which were not determinable or probable of collection at the date of the sale. The Company completed its tax returns for periods prior to the date of sale during the twelve months ended December 31, 2013, at which time the buyer was able to determine amounts due pursuant to the sales price adjustment and remit payment to the Company. The Company recorded the additional gain on sale following the guidance for gain contingencies in ASC 450-30-25-1 when the gains were realizable.

        In December of 2008, the Company sold all of its interests in Cinemex, which it then operated 44 theatres with 493 screens primarily in the Mexico City Metropolitan Area, to Entretenimiento GM de Mexico S.A. de C.V. ("Entretenimiento"). As of December 31, 2013, the Company continues to be involved in litigation with Entretenimiento related to tax payments and refunds it believes are due to the Company from the sale. While the Company believes it is entitled to these amounts from Cinemex, the collection has and will continue to require litigation, which was initiated by the Company on April 30, 2010. The case was tried in November 2013, and a judgment was entered in January 2014. The net result was a judgment in favor of Entretenimiento of approximately $500,000, which the Company has recorded as of December 31, 2013 as a liability. The Company intends to appeal this decision. Any purchase price tax collections received or legal fees paid related to the sale of the Cinemex theatres have been classified as discontinued operations for all periods presented.

        Components of amounts reflected as (earnings) loss from discontinued operations in the Company's Consolidated Statements of Operations are presented in the following table:

	Calendar 2013	Transition Period		Fiscal 2012
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Revenues
Admissions	$—	$—	$16,389	$56,172
Food and beverage	—	—	6,099	20,192
Other theatre	—	—	548	2,253

Total revenues	—	—	23,036	78,617

Operating costs and expenses
Film exhibition costs	—	—	8,706	28,958
Food and beverage costs	—	66	1,252	3,655
Operating expense	—	439	15,592	24,643
Rent	—	—	7,322	23,497
General and administrative costs	—	221	511	248
Depreciation and amortization	—	—	263	1,212
(Gain) loss on disposition	(2,126)	(37)	(46,951)	25

Operating costs and expenses	(2,126)	689	(13,305)	82,238

Operating income (loss)	2,126	(689)	36,341	(3,621)
Investment income	—	(1)	(12)	(12)

Total other expense (income)	—	(1)	(12)	(12)

Earnings (loss) before income taxes	2,126	(688)	36,353	(3,609)
Income tax provision	830	—	1,200	—

Net earnings (loss)	$1,296	$(688)	$35,153	$(3,609)